PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 3 — PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment at December 31, 2023 and 2022 are as follows:

	2023	2022
Building improvements	$110,838	$114,980
Computer equipment	70,636	100,510
Medical equipment	221,297	579,508
Office equipment	20,866	39,854
Property plant and equipment, gross	423,637	834,852
Less: accumulated depreciation	(161,394)	(364,149)
Property plant and equipment, net	$262,243	$470,703

During the year ended December 31, 2023 and 2022, depreciation expense charged to operations was $42,181 and $88,562, respectively.

During January 2022, as a result of its Bankruptcy Plan approval (see Note 13), the Bankruptcy Court approved the rejection of two satellite clinic location leases in Melbourne, Florida and Merritt Island. As a result, $30,578 in unamortized leasehold improvements were written off as loss on disposal.

During 2023, the Company disposed of physical therapy equipment and furniture and fixtures with a book value of $113,869, recognizing a loss on disposal. During October of 2022, the Company disposed of physical therapy equipment with a book value of $82,560, recognizing a loss on disposal.